Summary of Significant Accounting Policies (Details) - Schedule of Amounts of Transaction Prices Allocated to the Remaining Performance Obligations	12 Months Ended
	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2021 HKD ($)
Amounts expected to be recognized as revenue:
Total recognised revenue	$ 6,875,000	$ 880,338	$ 10,175,000	$ 13,845,000
Within One Year [Member]
Amounts expected to be recognized as revenue:
Total recognised revenue	3,300,000	422,562	3,300,000	3,670,000
After One Year [Member]
Amounts expected to be recognized as revenue:
Total recognised revenue	$ 3,575,000	$ 457,776	$ 6,875,000	$ 10,175,000